Cover	Aug. 27, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002136502
Document Type	S-6
Entity Registrant Name	FT 13163
Document Period End Date	Aug. 27, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks income and, to a lesser extent, capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in closed-end funds that employ a covered call strategy. A covered call strategy is an options strategy where an investor who owns shares of a stock sells call options on those same shares, generating income from the premium received for the option while obligating themselves to sell the shares at the strike price if the option is exercised.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in Closed-End Funds whose investments are diversified among common stocks. These Closed-End Funds, on an ongoing and consistent basis, will sell covered call options to seek a more controlled risk/reward outcome.

A call option is a contractual obligation which gives the buyer of the option the right to purchase a certain number of shares of common stock from the writer (seller) of the option at a predetermined price. If the predetermined price is reached, the buyer has the right, depending on the type of option, to exercise the option at the option’s expiration date or at any time up until the option’s expiration. An option is considered “covered” when a closed-end fund owns the equity securities against which the options are sold.

The Closed-End Funds were selected by our research department based on a number of factors including, but not limited to, the size and liquidity of the Closed-End Fund, the current dividend yield of the Closed-End Fund, the quality and character of the securities held by the Closed-End Fund, and the expense ratio of the Closed-End Fund, while attempting to limit the overlap of the securities held by the Closed-End Funds.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to foreign securities, depositary receipts and large capitalization companies through the Trust’s investments in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.